Share capital (Tables)	12 Months Ended
Dec. 31, 2017
Rio Tinto plc [member]
Disclosure Of Classes Of Share Capital [Line Items]
Summary of share capital

	2017 US$m	2016 US$m
Issued and fully paid up share capital of 10p each (a)
At 1 January	224	224
Ordinary shares purchased and cancelled (b)	(4)	-
At 31 December	220	224

(a)	26,241 new shares (2016: 33,210 new shares) were issued during the year and 147,126 shares (2016: 743,380 shares) were reissued from treasury pursuant to share plans.
(b)	During the year 32,937,109 shares (2016: nil shares) were purchased and immediately cancelled.